Stock-based Compensation - Summary Of Stock Option Activity (Parenthetical) (Detail) - Bird Rides [Member] - USD ($) $ in Thousands, shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	$ 1,528	$ 1,208	$ 4,296	$ 4,754	$ 6,174	$ 30,738
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	$ 1,259	$ 804	$ 3,352	$ 3,428	$ 4,372	$ 28,784
2017 Amended Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award early exercise of stock options					2.9	0.3
2017 Amended Equity Incentive Plan [Member] | Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award number of options fully vested during the period					4.8	7.2
2017 Amended Equity Incentive Plan [Member] | Board Members [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation					$ 700	$ 24,100